Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Share Option Activity	c.A summary of the Company’s share option activity and related information is as follows:
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	668,322	$52.66	6.68	$2,310
Granted	48,525	23.00	-	-
Exercised	(29,108)	15.07	-	163
Forfeited	(56,064)	83.77	-	-

Outstanding at end of year	631,675	$49.32	5.83	$1,039

Exercisable at end of year	432,794	$38.99	4.57	$1,039

Schedule of RSU’s Activity	d.A summary of the Company’s RSU activity is as follows:
Number of RSUs

Unvested at beginning of year	1,050,339
Granted	1,273,229
Vested	(388,961)
Forfeited	(259,705)
Unvested at the end of the year	1,674,902

Schedule of Share Based Compensation Expense	e.The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021:
	Year Ended December 31,
	2023	2022	2021

Cost of products	$2,356	$2,185	$1,355
Cost of services	1,758	1,676	1,105
Research and development, net	5,759	5,312	2,685
Sales and marketing	6,689	7,361	5,004
General and administrative	6,027	6,115	4,984

Total share-based compensation expenses	$22,589	$22,649	$15,133